Income Taxes (Details) - Schedule of reconciliation of the difference between the expected income tax expense or benefit computed at applicable statutory income tax rates and the Group’s income tax expense - USD ($)
	6 Months Ended				12 Months Ended
	Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Schedule of reconciliation of the difference between the expected income tax expense or benefit computed at applicable statutory income tax rates and the group’s income tax expense [Abstract]
Income tax expense (benefit) at applicable statutory rate	$ (1,688,110)	[1]	$ 9,738	[1]	$ (348,782)	[2]	$ 1,345,164	[2]	$ (473,951)	[2]
Nondeductible expenses	(402,509)		5,090
(Income) loss not subject to tax	1,151,121	[3]	(323,006)	[3]	(214,313)	[4]	(1,716,553)	[4]	313,015	[4]
Current year change in valuation allowance	940,626		311,499		558,859		406,506		195,420
Prior year examination adjustment	53,239
Reported income taxes	$ 54,367		$ 3,321		$ 1,316		$ 64,472		$ 26,334

[1]	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after December 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold. The 8.25% tax rate can only be utilized by one entity in a controlled group. All other Hong Kong entities in the Group utilize the 16.5% tax rate. The Singapore entity within the Group has an applicable tax rate of 17.0%. The entity in the United States within the Group has a federal tax rate of 21.0%.
[2]	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after December 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold. The 8.25% tax rate can only be utilized by one entity in a controlled group. All other Hong Kong entities in the Group utilize the 16.5% tax rate. The Singapore entity within the Group has an applicable tax rate of 17.0%. The entity in the United States within the Group has a federal tax rate of 21.0%.
[3]	The Group also has entities domiciled in the British Virgin Islands and the Cayman Islands, but such entities are not subject to income or capital gains taxes.
[4]	The Group also has entities domiciled in the British Virgin Islands and the Cayman Islands, but such entities are not subject to income or capital gains taxes.